Schedule of other intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Additions	$ 600
At June 30, 2021	(15,235)	$ (42,175)	$ (39,577)
Other Intangible Assets		13,600	24,478	$ 21,308
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	32,442	28,558	24,625	25,719
Foreign exchange		(95)	123	(1,265)
Additions		3,979	3,857	4,252
Disposals			(47)	(9)
Reclass to Assets held for sale				(4,072)
Oher intangible assets, Amortization		32,442	28,558	24,625
Foreign exchange		95	(123)	1,265
Reclass to Assets held for sale				4,072
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	18,842	4,080	3,317
Foreign exchange		9	(68)	417
Disposals
Reclass to Assets held for sale				1,694
Oher intangible assets, Amortization		18,842	4,080	3,317
At June 30, 2021				4,568
Foreign exchange		(9)	68	(417)
Amortization and impairment		14,753	831	860
Reclass to Assets held for sale				(1,694)
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Other Intangible Assets		366	1,049	1,429
Customer-related intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	2,547	2,556	2,552	5,781
Foreign exchange		(9)	4	(542)
Additions
Disposals
Reclass to Assets held for sale				(2,687)
Oher intangible assets, Amortization		2,547	2,556	2,552
Foreign exchange		9	(4)	542
Reclass to Assets held for sale				2,687
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	2,181	1,507	1,123
Foreign exchange		(6)	(1)	208
Disposals
Reclass to Assets held for sale				1,232
Oher intangible assets, Amortization		2,181	1,507	1,123
At June 30, 2021				2,158
Foreign exchange		6	1	(208)
Amortization and impairment		680	385	405
Reclass to Assets held for sale				(1,232)
Brand names [member]
IfrsStatementLineItems [Line Items]
Other Intangible Assets		90	714	868
Brand names [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	1,339	1,338	1,363	3,028
Foreign exchange		1	(25)	(271)
Additions
Disposals				(9)
Reclass to Assets held for sale				(1,385)
Oher intangible assets, Amortization		1,339	1,338	1,363
Foreign exchange		(1)	25	271
Reclass to Assets held for sale				1,385
Brand names [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	1,249	624	495
Foreign exchange		(1)	(8)	79
Disposals
Reclass to Assets held for sale				462
Oher intangible assets, Amortization		1,249	624	495
At June 30, 2021				855
Foreign exchange		1	8	(79)
Amortization and impairment		626	137	181
Reclass to Assets held for sale				(462)
Favorable supply contracts [member]
IfrsStatementLineItems [Line Items]
Other Intangible Assets			2,219	2,581
Favorable supply contracts [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	3,976	3,951	4,108	4,484
Foreign exchange		25	(157)	(376)
Additions
Disposals
Reclass to Assets held for sale
Oher intangible assets, Amortization		3,976	3,951	4,108
Foreign exchange		(25)	157	376
Reclass to Assets held for sale
Favorable supply contracts [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	3,976	1,732	1,527
Foreign exchange		19	(61)	115
Disposals
Reclass to Assets held for sale
Oher intangible assets, Amortization		3,976	1,732	1,527
At June 30, 2021				1,368
Foreign exchange		(19)	61	(115)
Amortization and impairment		2,225	266	274
Reclass to Assets held for sale
Solar projects [member]
IfrsStatementLineItems [Line Items]
Additions		10
Other Intangible Assets		1,503	12,678	12,622
Solar projects [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	12,691	12,678	12,622	11,744
Foreign exchange
Additions		13	103	878
Disposals			(47)
Reclass to Assets held for sale
Oher intangible assets, Amortization		12,691	12,678	12,622
Foreign exchange
Reclass to Assets held for sale
Solar projects [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	11,188
Foreign exchange
Disposals
Reclass to Assets held for sale
Oher intangible assets, Amortization		11,188
At June 30, 2021
Foreign exchange
Amortization and impairment		11,188
Reclass to Assets held for sale
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
At June 30, 2021	(11,600)	(7,800)
Other Intangible Assets		11,594	7,771	3,789
Capitalised development expenditure [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	11,686	7,832	3,805	513
Foreign exchange		(112)	302	(63)
Additions		3,966	3,725	3,355
Disposals
Reclass to Assets held for sale
Oher intangible assets, Amortization		11,686	7,832	3,805
Foreign exchange		112	(302)	63
Reclass to Assets held for sale
Capitalised development expenditure [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	92	61	16
Foreign exchange		(3)	2	2
Disposals
Reclass to Assets held for sale
Oher intangible assets, Amortization		92	61	16
At June 30, 2021				18
Foreign exchange		3	(2)	(2)
Amortization and impairment		34	43
Reclass to Assets held for sale
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Other Intangible Assets		47	47	19
Other intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	203	203	175	169
Foreign exchange			(1)	(13)
Additions			29	19
Disposals
Reclass to Assets held for sale
Oher intangible assets, Amortization		203	203	175
Foreign exchange			1	13
Reclass to Assets held for sale
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Oher intangible assets, Amortization	$ 156	156	156
Foreign exchange				13
Disposals
Reclass to Assets held for sale
Oher intangible assets, Amortization		156	156	156
At June 30, 2021				169
Foreign exchange				(13)
Amortization and impairment
Reclass to Assets held for sale